Share Capital - Schedule of Preferred Shares Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	May 25, 2011	Jan. 28, 2011
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	315,000
Shares Issued	200,000
Liquidation preference	$ 288,176	$ 271,677
Series C Preferred Shares [Member]
Class of Stock [Line Items]
Shares Authorized	40,000,000
Shares Issued	14,000,000		4,000,000	10,000,000
Liquidation preference	$ 350,000	$ 350,000